Employee Benefits - Stock Options (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Euro [Member] EUR (€)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2013 USD [Member] USD ($)	Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	€ 14.22	€ 8.97	€ 8.28	$ 21.74	$ 11.87	$ 10.42
Weighted average share price at the exercise date of stock options	€ 59.53	€ 40.45	€ 29.39	$ 77.25	$ 50.88	$ 41.94
Aggregate intrinsic value of stock options exercised	€ 15,924	€ 71,331	€ 30,204	$ 11,086	$ 12,684	$ 11,323
Aggregate remaining contractual term of currently exercisable options (years)	3 years 1 month	3 years 7 months	2 years 1 month	3 years 1 month	3 years 2 months	1 year 10 months
Aggregate intrinsic value of exercisable stock options	37,441	34,438	39,384	22,781	21,882	20,492
Aggregate intrinsic value of outstanding stock options	€ 38,718	€ 35,671	€ 45,141	$ 25,369	$ 22,433	$ 20,791